Investment in Associated Companies (Schedule of Back-To-Back Guarantees) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
June 2016 [Member]
Disclosure of associates [line items]
Description	Provision in respect of Kenon's "back-to-back" guarantee obligations to Chery (See Note 9.B.b.6.e)
Amount	$ 160
December 2016 [Member]
Disclosure of associates [line items]
Description	Shareholder loan to Qoros (See Note 9.B.b.6.f)
Amount	$ (36)
March 2017 [Member]
Disclosure of associates [line items]
Description	Transfer of First Tranche Loans (See Note 9.B.b.6.g)
Amount	$ (64)
April 2017 [Member]
Disclosure of associates [line items]
Description	Transfer of Second Tranche Loans (See Note 9.B.b.6.g)
Amount	$ (16)
January 2018 [Member]
Disclosure of associates [line items]
Description	Release of remaining financial guarantees (See Note 9.B.b.6.g)
Amount	$ (44)
December 2018 [Member]
Disclosure of associates [line items]
Description	Year end balance
Amount